Acquisition and sale of businesses and purchase of non-controlling interests - Acquisitions in the year (Details) £ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	£ (358)		£ (358)	£ (27)	£ (6)
Sales contributed			19,153	17,697	19,294
Loss contributed			(2,799)	(1,454)	(3,337)
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Liabilities incurred	2		2	£ 0	£ 0
Aviation Gin and Davos Brands
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(263)		(263)
Sales contributed	26	$ 33
Loss contributed	11	15
Acquisition transaction cost	7	$ 9
Aviation Gin and Davos Brands | Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Liabilities incurred	0		0
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(95)		(95)
Maximum value for contingent consideration payments	(86)		(86)
Deferred consideration paid for subsidiaries	(1)		(1)
Other businesses acquired | Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Liabilities incurred	£ 2		£ 2
Aviation Gin and Davos Brands
Disclosure of detailed information about business combination [line items]
Cash consideration paid						£ (263)	$ (337)
Maximum value for contingent consideration payments						£ (214)	$ (275)